UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

Item 1. Report to Stockholders.

(a)

Militia Long/Short Equity ETF Ticker: ORR Listed on: The Nasdaq Stock Market LLC	May 31, 2025 Semi-Annual Shareholder Report https://militiaetf.com/

This semi-annual shareholder report contains important information about the Militia Long/Short Equity ETF (the “Fund”) for the period of January 14, 2025 to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://militiaetf.com/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$498	12.59%

KEY FUND STATISTICS (as of Period End)
Net Assets	$76,556,019	Portfolio Turnover Rate*	93%
# of Portfolio Holdings	117	Advisory Fees Paid	$206,801
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING - LONG (as a % of Net Assets)
Industrials	41.7%
Energy	23.9%
Consumer Discretionary	15.8%
Information Technology	11.5%
Consumer Staples	9.8%
Communication Services	7.2%
Materials	6.7%
Real Estate	2.7%
Health Care	2.5%
Financials	0.0(a)
Cash and Cash Equivalents	0.4%
Liabilities in Excess of Other Assets	(22.2)%

(a)	Represents less than 0.05% of net assets.

TOP 10 LONG HOLDINGS (as a % of Net Assets)
Energy Transfer LP	8.4%
Hikari Tsushin, Inc.	7.8%
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	6.1%
Western Midstream Partners LP	5.7%
Amazon.com, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.0%
Axos Financial, Inc.	4.7%
U-Next Holdings Co. Ltd.	4.6%
Grupo Aeroportuario del Pacifico SAB de CV - ADR	4.5%
MPLX LP	3.8%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://militiaetf.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: May 31, 2025

(b) Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)
The accompanying notes are an integral part of these financial statements.

1

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

COMMON STOCKS - 133.8%	Shares	Value
Agricultural & Farm Machinery - 0.5%
YAMABIKO Corp.	24,158	$355,751

Air Freight & Logistics - 0.3%
Being Holdings Co. Ltd.	11,032	212,598

Airport Services - 16.4%
Aena SME SA (a)	4,316	1,161,440
Corp. America Airports SA (b)(c)	132,052	2,720,271
Flughafen Zurich AG	2,127	589,254
Grupo Aeroportuario del Centro Norte SAB de CV - ADR (c)	47,331	4,698,075
Grupo Aeroportuario del Pacifico SAB de CV - ADR (c)	14,838	3,408,734
		12,577,774

Alternative Carriers - 4.6%
U-Next Holdings Co. Ltd.	234,822	3,547,747

Apparel Retail - 0.4%
Adastria Co. Ltd.	17,052	331,572

Apparel, Accessories & Luxury Goods - 1.3%
LVMH Moet Hennessy Louis Vuitton SE	1,798	976,364

Application Software - 0.6%
ISB Corp.	20,604	194,020
NSW, Inc.	13,288	240,651
		434,671

Automotive Parts & Equipment - 0.4%
Shoei Co. Ltd.	25,181	282,268

Broadline Retail - 5.2%
Amazon.com, Inc. (b)(c)	19,466	3,990,725

Building Products - 1.2%
Lonseal Corp.	11,756	125,244
Nichias Corp.	13,322	463,185
Sanyo Industries Ltd.	10,824	295,620
		884,049

Commercial & Residential Mortgage Finance - 2.7%
Federal Agricultural Mortgage Corp. - Class C (c)	11,085	2,066,466

The accompanying notes are an integral part of these financial statements.

1

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 133.8% (CONTINUED)	Shares	Value
Commodity Chemicals - 1.0%
KEIWA, Inc.	49,220	$329,741
PILLAR Corp.	16,135	422,171
		751,912

Communications Equipment - 0.6%
SAXA, Inc.	17,200	466,173

Computer & Electronics Retail - 1.1%
Nojima Corp.	43,245	827,364

Construction & Engineering - 1.1%
Kitano Construction Corp.	11,240	319,480
Shinnihon Corp.	28,549	322,799
Tanabe Engineering Corp.	13,384	196,256
		838,535

Construction Machinery & Heavy Transportation Equipment - 1.1%
Takeuchi Manufacturing Co. Ltd.	27,052	877,952

Construction Materials - 1.0%
Maeda Kosen Co. Ltd.	22,200	328,615
Shinagawa Refractories Co. Ltd.	20,759	242,653
TYK Corp.	44,664	171,337
		742,605

Consumer Staples Merchandise Retail - 1.6%
Wal-Mart de Mexico SAB de CV	387,433	1,265,409

Diversified Real Estate Activities - 2.4%
Starts Corp., Inc.	14,499	427,226
Sumitomo Realty & Development Co. Ltd.	26,858	1,036,841
Tokyo Tatemono Co. Ltd.	21,690	387,238
		1,851,305

Diversified Support Services - 0.2%
VIS Co. Ltd.	13,704	121,616

Electronic Equipment & Instruments - 1.8%
Azbil Corp.	68,824	607,911
Jeol Ltd.	15,094	424,619
Kyoritsu Electric Corp.	10,848	372,041
		1,404,571

The accompanying notes are an integral part of these financial statements.

2

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 133.8% (CONTINUED)	Shares	Value
Environmental & Facilities Services - 0.4%
Universal Engeisha KK	10,524	$343,742

Food Retail - 2.5%
Eco's Co. Ltd.	20,080	333,515
Halows Co. Ltd.	17,500	573,422
Life Corp.	71,474	1,007,327
		1,914,264

Homebuilding - 4.9%
Century Communities, Inc. (c)	19,323	1,002,284
FJ Next Holdings Co. Ltd.	27,356	233,266
Open House Group Co. Ltd.	46,719	2,027,591
Sumitomo Forestry Co. Ltd.	15,670	458,355
		3,721,496

Household Products - 0.3%
Niitaka Co. Ltd.	13,396	197,549

Human Resource & Employment Services - 0.8%
HIRAYAMA Holdings Co. Ltd.	13,396	96,820
Human Holdings Co. Ltd.	12,780	145,301
Quick Co. Ltd.	22,377	350,051
		592,172

Industrial Conglomerates - 7.8%
Hikari Tsushin, Inc.	21,770	5,951,783

Industrial Machinery & Supplies & Components - 1.9%
Galilei Co. Ltd.	18,004	385,992
Maruzen Co. Ltd.	11,756	283,085
Okamoto Machine Tool Works Ltd.	14,636	410,921
Shibuya Corp.	16,667	385,126
		1,465,124

Integrated Oil & Gas - 3.2%
Ecopetrol SA - ADR (c)	285,146	2,415,187

Interactive Home Entertainment - 0.1%
Nihon Falcom Corp.	11,964	97,029

The accompanying notes are an integral part of these financial statements.

3

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 133.8% (CONTINUED)	Shares	Value
Interactive Media & Services - 2.5%
Alphabet, Inc. - Class C (c)	9,316	$1,610,270
ZIGExN Co. Ltd.	103,992	335,330
		1,945,600

Investment Banking & Brokerage - 3.7%
SBI Holdings, Inc.	80,273	2,448,439
Traders Holdings Co. Ltd.	49,960	373,585
		2,822,024

IT Consulting & Other Services - 1.1%
Asahi Intelligence Service Co. Ltd.	13,396	98,309
Itfor, Inc.	26,759	275,782
NCD Co. Ltd.	23,292	500,172
		874,263

Leisure Facilities - 0.6%
Tokyotokeiba Co. Ltd.	13,702	428,500

Leisure Products - 1.0%
Games Workshop Group PLC	3,597	742,953

Life Sciences Tools & Services - 2.5%
Medpace Holdings, Inc. (b)(c)	6,614	1,950,469

Office Services & Supplies - 0.4%
Okamura Corp.	22,003	336,249

Oil & Gas Equipment & Services - 0.2%
Nagaoka International Corp.	15,344	150,993

Oil & Gas Exploration & Production - 2.6%
Geopark Ltd. (c)	199,247	1,251,271
Inpex Corp.	52,496	711,949
		1,963,220

Oil & Gas Storage & Transportation - 17.9%
Energy Transfer LP (c)	369,191	6,453,459
MPLX LP (c)	57,317	2,923,167
Western Midstream Partners LP (c)	116,294	4,349,395
		13,726,021

The accompanying notes are an integral part of these financial statements.

4

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 133.8% (CONTINUED)	Shares	Value
Other Specialty Retail - 0.9%
Asahi Co. Ltd.	30,474	$287,808
Japan Eyewear Holdings Co. Ltd.	22,901	376,392
		664,200

Packaged Foods & Meats - 5.4%
Gruma SAB de CV - Class B	149,035	2,804,203
Ifuji Sangyo Co. Ltd.	17,200	241,932
Kotobuki Spirits Co. Ltd.	22,664	367,377
Nippn Corp.	24,024	364,129
Starzen Co. Ltd.	41,300	321,744
		4,099,385

Rail Transportation - 3.7%
Central Japan Railway Co.	51,120	1,122,974
Hankyu Hanshin Holdings, Inc.	14,073	379,955
Jungfraubahn Holding AG	5,540	1,328,792
		2,831,721

Real Estate Operating Companies - 0.3%
Hulic Co. Ltd.	26,634	270,606

Regional Banks - 5.5%
Axos Financial, Inc. (b)(c)	51,783	3,600,990
Parke Bancorp, Inc. (c)	33,562	650,767
		4,251,757

Research & Consulting Services - 0.1%
Draft, Inc.	18,632	69,274

Semiconductor Materials & Equipment - 1.3%
GLTechno Holdings, Inc.	16,784	330,793
Lasertec Corp.	6,918	702,160
		1,032,953

Semiconductors - 5.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)	19,688	3,806,084

Specialized Finance - 0.1%
Entrust, Inc.	18,432	114,900

The accompanying notes are an integral part of these financial statements.

5

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 133.8% (CONTINUED)	Shares	Value
Specialty Chemicals - 1.7%
C Uyemura & Co. Ltd.	10,229	$654,707
SK Kaken Co. Ltd.	10,467	622,659
		1,277,366

Steel - 3.0%
Ternium SA - ADR (c)	58,221	1,594,091
Yamato Kogyo Co. Ltd.	11,876	705,900
		2,299,991

Technology Distributors - 0.6%
Daitron Co. Ltd.	16,891	437,256

Technology Hardware, Storage & Peripherals - 0.5%
MCJ Co. Ltd.	42,619	391,552

Trading Companies & Distributors - 5.8%
Daiichi Jitsugyo Co. Ltd.	15,919	246,814
Hanwa Co. Ltd.	22,486	821,963
ITOCHU Corp.	14,839	798,178
JK Holdings Co. Ltd.	14,736	123,606
Mitani Corp.	11,864	172,401
Mitsui & Co. Ltd.	33,288	700,715
Sumitomo Corp.	47,526	1,222,706
Totech Corp.	19,292	393,495
		4,479,878
TOTAL COMMON STOCKS (Cost $95,856,685)		102,472,988

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.23% (d)	277,027	277,027
TOTAL SHORT-TERM INVESTMENTS (Cost $277,027)		277,027

TOTAL INVESTMENTS - 134.2% (Cost $96,133,712)		$102,750,015
Liabilities in Excess of Other Assets - (34.2)%		(26,193,996)
TOTAL NET ASSETS - 100.0%		$76,556,019

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

6

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $1,161,440 or 1.5% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of May 31, 2025 is $48,491,705.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

7

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - (39.5)%	Shares	Value
Direxion Daily Small Cap Bull 3X Shares	(69,752)	$(2,027,691)
Global X SuperDividend ETF	(432,409)	(9,309,766)
iShares Russell 2000 ETF	(75,649)	(15,513,340)
YieldMax Universe Fund of Option Income ETF	(253,210)	(3,413,271)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $30,717,590)		(30,264,068)

CLOSED-END FUNDS - (21.2)%
Eagle Point Credit Co., Inc.	(773,370)	(6,094,155)
Oxford Lane Capital Corp.	(1,263,787)	(5,724,955)
Prospect Capital Corp.	(588,203)	(1,935,188)
TriplePoint Venture Growth BDC Corp.	(350,952)	(2,442,626)
TOTAL CLOSED-END FUNDS (Proceeds $15,631,830)		(16,196,924)

BUSINESS DEVELOPMENT COMPANIES - (6.3)%
Asset Management & Custody Banks - (6.3)%
BlackRock TCP Capital Corp.	(310,761)	(2,436,366)
Runway Growth Finance Corp.	(238,293)	(2,366,250)
TOTAL BUSINESS DEVELOPMENT COMPANIES (Proceeds $4,845,778)		(4,802,616)

TOTAL SECURITIES SOLD SHORT - (67.0)% (Proceeds $51,195,198)		$(51,263,608)

Percentages are stated as a percent of net assets.

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF FORWARD CURRENCY CONTRACTS
May 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	06/30/2025	USD	$22,257,149	JPY	$3,203,159,811	$ (81,631)
Net Unrealized Appreciation (Depreciation)						$ (81,631)

JPY - Japanese Yen
USD - United States Dollar

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

1

MILITIA LONG/SHORT EQUITY ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$102,750,015
Deposit at broker for other investments	25,010,612
Dividends receivable	554,682
Dividend tax reclaims receivable	39,636
Foreign currency, at value	7,711
Interest receivable	1,244
Total assets	128,363,900

LIABILITIES:
Securities sold short, at value (See Note 2)	51,263,608
Dividends payable	367,212
Payable for open forward currency contracts (See Note 2)	81,631
Payable to adviser (See Note 3)	78,705
Interest payable	16,725
Total liabilities	51,807,881
NET ASSETS	$76,556,019

NET ASSETS CONSISTS OF:
Paid-in capital	$73,473,718
Total distributable earnings (accumulated deficit)	3,082,301
Total net assets	$76,556,019

Net assets	$76,556,019
Shares issued and outstanding(a)	2,720,000
Net asset value per share	$28.15

COST:
Investments, at cost	$96,133,712
Foreign currency, at cost	$7,698

PROCEEDS:
Securities sold short proceeds	$51,195,198

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

MILITIA LONG/SHORT EQUITY ETF
STATEMENT OF OPERATIONS
For the Period Ended May 31, 2025(a) (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,159,686
Less: Dividend withholding taxes	(70,397)
Less: Issuance fees	(5,971)
Interest income	40,211
Total investment income	1,123,529

EXPENSES:
Dividend expense	1,717,637
Investment advisory fee (See Note 3)	206,801
Interest expense	77,632
Other expenses and fees	239
Total expenses	2,002,309
NET INVESTMENT INCOME (LOSS)	(878,780)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,816,129)
In-kind redemptions	274,861
Securities sold short	(55,523)
Forward currency contracts	(1,215,923)
Foreign currency translation	291,496
Net realized gain (loss)	(2,521,218)
Net change in unrealized appreciation (depreciation) on:
Investments	6,616,303
Securities sold short	(68,410)
Forward currency contracts	(81,631)
Foreign currency translation	16,037
Net change in unrealized appreciation (depreciation)	6,482,299
Net realized and unrealized gain (loss)	3,961,081
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,082,301

(a) Inception date of the Fund was January 14, 2025.

The accompanying notes are an integral part of these financial statements.

MILITIA LONG/SHORT EQUITY ETF
STATEMENT OF CHANGES IN NET ASSETS

Period ended May 31, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(878,780)
Net realized gain (loss)	(2,521,218)
Net change in unrealized appreciation (depreciation)	6,482,299
Net increase (decrease) in net assets from operations	3,082,301

CAPITAL TRANSACTIONS:
Subscriptions	76,164,308
Redemptions	(2,696,500)
ETF transaction fees (See Note 1)	5,910
Net increase (decrease) in net assets from capital transactions	73,473,718

NET INCREASE (DECREASE) IN NET ASSETS	76,556,019

NET ASSETS:
Beginning of the period	—
End of the period	$76,556,019

SHARES TRANSACTIONS
Subscriptions	2,820,000
Redemptions	(100,000)
Total increase (decrease) in shares outstanding	2,720,000

(a)	Inception date of the Fund was January 14, 2025.
The accompanying notes are an integral part of these financial statements.

MILITIA LONG/SHORT EQUITY ETF

STATEMENT OF CASH FLOWS
For the Period Ended May 31, 2025(a) (Unaudited)

Cash Provided by (Used in) Operating Activities
Net increase in net assets from operations	$3,082,301
Adjustments to reconcile net increase in net assets resulting from operations:
Purchases of investment securities	(48,633,691)
Sales of investment securities	45,421,292
Proceeds on securities sold short	93,058,864
Purchases to cover securities sold short	(41,955,945)
Purchase of short-term investments, net	(277,027)
Net change in unrealized gain (loss) on investments	(6,616,303)
Net change in unrealized gain (loss) on securities sold short	68,410
Net change in unrealized gain (loss) on foreign currency translation	(16,037)
Net realized (gain) loss investments	1,816,129
Net realized (gain) loss on securities sold short	55,523
Net realized (gain) loss in-kind redemptions	(274,861)
(Increase) Decrease in Assets:
Receivables:
Dividends receivable	(576,541)
Interest receivable	(1,244)
Increase (Decrease) in Liabilities:
Payables:
Payable to adviser	78,705
Payable for open forward currency contracts	81,631
Dividends payable	365,458
Interest payable	16,725

Net cash provided by operating activities	45,693,389

Cash Flows Provided by (Used in) Financing Activities
Cash received (paid) from shares sold *	(20,678,129)
Cash (received) Paid from shares redeemed	(2,860)
ETF transaction fees	5,910
Net cash used in financing activities	(20,675,079)
Effect of exchange rate changes on cash	13
Net decrease in cash, restricted cash, and foreign currency	$25,018,323

Cash, restricted cash, and foreign currency
Beginning Balance	—
Ending Balance	$25,018,323

Supplemental information
Cash paid for interest	$77,632

The accompanying notes are an integral part of these financial statements.

MILITIA LONG/SHORT EQUITY ETF

STATEMENT OF CASH FLOWS (CONTINUED)
For the Period Ended May 31, 2025(a) (Unaudited)

Reconciliation of Cash at the end of the Period to the Statement of Assets and Liabilities
Foreign currency, at value	$7,711
Deposits at brokers for other investments	25,010,612

Supplemental Disclosure for non-cash operating activities
Purchases of investment securities in-kind	(96,842,437)
Sales of investment securities in-kind	2,693,640

Supplemental Disclosure for non-cash financing activities
Shares sold in-kind	96,842,437
Shares redeemed in-kind	(2,693,640)

* For standard in-kind capital transactions processed on days when liabilities exceed other assets the Fund will pay cash on shares sold and receive cash on shares redeemed

(a)	Inception date of the Fund was January 14, 2025.
The accompanying notes are an integral part of these financial statements.

MILITIA LONG/SHORT EQUITY ETF

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:						SUPPLEMENTAL DATA AND RATIOS:
For the Period Ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of dividends, interest and borrowing expenses on securities sold short to average net assets(d)	Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Militia Long/Short Equity ETF
5/31/2025(f)(g)	$25.37	(0.57)	3.35	2.78	0.00(h)	$28.15	10.94%	$76,556	12.59%	11.29%	1.30%	(5.52)%	93%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Inception date of the Fund was January 14, 2025.
(h)	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

MILITIA LONG/SHORT EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Militia Long/Short Equity ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on January 14, 2025. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is May 31, 2025, and the period covered by these Notes to Financial Statements is from January 14, 2025 to May 31, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA

MILITIA LONG/SHORT EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$102,472,988	$—	$—	$102,472,988
Money Market Funds	277,027	—	—	277,027
Total Investments	$102,750,015	$—	$—	$102,750,015

Liabilities
Exchange Traded Funds	$(30,264,068)	$—	$—	$(30,264,068)
Closed-End Funds	(16,196,924)	—	—	(16,196,924)

MILITIA LONG/SHORT EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Business Development Companies	(4,802,616)	—	—	(4,802,616)
Total Investments	$(51,263,608)	$—	$—	$(51,263,608)

Other Financial Instruments:
Forwards	$—	$(81,631)	$—	$(81,631)
Total Other Financial instruments		$(81,631)		$(81,631)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Derivative Transactions The values of derivative instruments on the Statements of Assets and Liabilities for the Fund as of the current fiscal period, were as follows:

Forward Currency Contracts
Accounted for as Hedging Instruments
Asset Derivatives	Liability Derivatives
Receivable for Open Forward Currency Contracts	Payable for Open Forward Currency Contracts
N/A	$81,631

Forward Currency Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized in Income	Amount of Unrealized Gain/(Loss) on Derivatives Recognized in Income	Average Monthly Market Value
$ (1,215,923)	$ (81,631)	$ 71,708

C.Short Sales. The Fund may sell a security that it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities and the change in market value is reported as net change in unrealized appreciation (depreciation) on securities sold short on the Statement of Operations.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statement of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments.

MILITIA LONG/SHORT EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security. The expenses incurred on these transactions are shown as Dividends Expenses on the Statement of Operations.

In certain strategies, the Fund may use the cash proceeds from short sales to purchase additional long securities, thereby creating economic leverage in the portfolio. In such cases, the Fund may be considered to be borrowing against the value of its short positions. The Fund may incur additional financing costs if the Fund borrows to purchase additional long securities.

Short selling practices can amplify both gains and losses and are subject to risk management oversight and regulatory requirements under Rule 18f-4 of the Investment Company Act of 1940.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

F.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

MILITIA LONG/SHORT EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

Distributions to shareholders from net investment income are declared and paid on an annual basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

G.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

I.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

J.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

K.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital.The Fund commenced operations on January 14, 2025; therefore, no reclassifications have been made yet.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

MILITIA LONG/SHORT EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

Per the Advisory Agreement, the Fund pays an annual rate of 1.30% to the Adviser monthly based on average daily net assets.

Militia Investments, LLC (“Sub-Adviser”), serves as discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$48,596,934	$44,921,280

 For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$96,842,437	$2,693,640

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 5 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board of Trustees (the “Board”) of EA Series Trust (the “Trust”) met on November 6 and 11, 2024 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Militia Long/Short Equity ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and Militia Investments, LLC (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio manager in managing assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations. The Board did receive and consider the performance of a private fund managed by the Sub-Adviser since 2021, which utilizes a similar strategy as the Fund. The Board noted that the private fund had significantly outperformed the S&P 500 Index for the 1- and 3-year and since inception periods ended May 31, 2024.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the fees and expense ratio versus the fees and expenses charged to other comparable ETFs. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board compared the Fund’s proposed net total expense ratio and management fee to those of a peer group of ETFs, as determined by an independent consultant to the Trust. The Board noted that the Fund’s proposed management fee was higher than the average of funds in the peer group, but within the range of management fees in the peer group. The Board further noted that the Fund’s net expense ratio would be significantly affected by the particular investments sold short by the Fund, the percentage of the Fund’s portfolio sold short, and the amount of leverage employed by the Fund. The Board considered the Sub-Adviser’s contention that investors interested in the Fund would understand the significant costs associated with a long/short strategy and would be comfortable with an expense ratio that appears very high given the SEC’s requirements for how a registered fund must present its expense ratio. The Board noted that the Sub-Adviser had indicated that the Fund’s net expense ratio could be above 10% given how the Fund is required to calculate certain expenses and that such expense ratio would be significantly higher than the funds in the peer group.
The Board considered the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources. With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Fund.
In addition, the Board considered the management fee of the private fund managed by the Sub-Adviser, noting that its fee structure included a performance fee adjustment which, if certain performance goals were met, made it considerably higher than the Fund’s management fee..
In light of the strong performance of the private fund and the comparable management fees, the Board was agreeable to the proposed fee levels but noted that it intended to monitor the Fund’s performance for continued support of the fee level.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has represented that it has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. For example, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	July 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	July 30, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	July 30, 2025